Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Invesco Actively Managed Exchange-Traded Fund Trust
Entity Central Index Key	0001418144
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000068414 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Active U.S. Real Estate ETF
Class Name	Invesco Active U.S. Real Estate ETF
Trading Symbol	PSR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active U.S. Real Estate ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active U.S. Real Estate ETF	$17	0.35%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 58,327,144
Holdings Count | Holding	37
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$58,327,144
Total number of portfolio holdings	37
Portfolio turnover rate	60%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
American Tower Corp.	8.37%
Digital Realty Trust, Inc.	8.06%
Welltower, Inc.	7.93%
Equinix, Inc.	4.66%
Healthpeak Properties, Inc.	3.89%
CubeSmart	3.72%
EastGroup Properties, Inc.	3.60%
Simon Property Group, Inc.	3.53%
Brixmor Property Group, Inc.	3.46%
Equity Residential	3.37%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Tower Corp.	8.37%
Digital Realty Trust, Inc.	8.06%
Welltower, Inc.	7.93%
Equinix, Inc.	4.66%
Healthpeak Properties, Inc.	3.89%
CubeSmart	3.72%
EastGroup Properties, Inc.	3.60%
Simon Property Group, Inc.	3.53%
Brixmor Property Group, Inc.	3.46%
Equity Residential	3.37%
* Excluding money market fund holdings, if any.

C000112015 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Downside Hedged ETF
Class Name	Invesco S&P 500® Downside Hedged ETF
Trading Symbol	PHDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Downside Hedged ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Downside Hedged ETF	$15	0.33%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.33%	[2],[3]
Net Assets	$ 99,222,128
Holdings Count | Holding	508
Investment Company Portfolio Turnover	799.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$99,222,128
Total number of portfolio holdings	508
Portfolio turnover rate	799%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	3.69%
Microsoft Corp.	3.40%
NVIDIA Corp.	3.08%
Amazon.com, Inc.	2.01%
Meta Platforms, Inc., Class A	1.39%
Berkshire Hathaway, Inc., Class B	1.13%
Alphabet, Inc., Class A	1.07%
Broadcom, Inc.	1.04%
Tesla, Inc.	0.91%
Alphabet, Inc., Class C	0.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	3.69%
Microsoft Corp.	3.40%
NVIDIA Corp.	3.08%
Amazon.com, Inc.	2.01%
Meta Platforms, Inc., Class A	1.39%
Berkshire Hathaway, Inc., Class B	1.13%
Alphabet, Inc., Class A	1.07%
Broadcom, Inc.	1.04%
Tesla, Inc.	0.91%
Alphabet, Inc., Class C	0.88%
* Excluding money market fund holdings, if any.

C000162616 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Variable Rate Investment Grade ETF
Class Name	Invesco Variable Rate Investment Grade ETF
Trading Symbol	VRIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Variable Rate Investment Grade ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Variable Rate Investment Grade ETF	$15	0.30%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[4]
Net Assets	$ 1,266,364,679
Holdings Count | Holding	385
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,266,364,679
Total number of portfolio holdings	385
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Floating Rate Notes, 4.34%, 01/31/2027	14.90%
U.S. Treasury Floating Rate Notes, 4.45%, 10/31/2026	7.68%
Freddie Mac, Series 2024-HQA1, Class A1, STACR®, 5.60%, 03/25/2044	0.79%
Freddie Mac REMICs, 5.85%, 04/25/2055	0.66%
Volkswagen Group of America Finance LLC, 5.44%, 03/25/2027	0.63%
ABN AMRO Bank N.V., 5.37%, 12/03/2028	0.60%
Santander Holdings USA, Inc., 5.98%, 03/20/2029	0.60%
Morgan Stanley, 5.40%, 04/13/2028	0.59%
General Motors Financial Co., Inc., 5.41%, 02/26/2027	0.59%
JPMorgan Chase & Co., 5.30%, 04/22/2028	0.59%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Floating Rate Notes, 4.34%, 01/31/2027	14.90%
U.S. Treasury Floating Rate Notes, 4.45%, 10/31/2026	7.68%
Freddie Mac, Series 2024-HQA1, Class A1, STACR®, 5.60%, 03/25/2044	0.79%
Freddie Mac REMICs, 5.85%, 04/25/2055	0.66%
Volkswagen Group of America Finance LLC, 5.44%, 03/25/2027	0.63%
ABN AMRO Bank N.V., 5.37%, 12/03/2028	0.60%
Santander Holdings USA, Inc., 5.98%, 03/20/2029	0.60%
Morgan Stanley, 5.40%, 04/13/2028	0.59%
General Motors Financial Co., Inc., 5.41%, 02/26/2027	0.59%
JPMorgan Chase & Co., 5.30%, 04/22/2028	0.59%
* Excluding money market fund holdings, if any.

C000197599 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Ultra Short Duration ETF
Class Name	Invesco Ultra Short Duration ETF
Trading Symbol	GSY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Ultra Short Duration ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Ultra Short Duration ETF	$11	0.22%
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[5]
Net Assets	$ 2,770,718,250
Holdings Count | Holding	330
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,770,718,250
Total number of portfolio holdings	330
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
APA Corp., 5.05%, 05/01/2025	1.11%
Jabil, Inc., 5.08%-5.13%, 05/05/2025	1.08%
Boston Properties L.P., 4.69%, 06/02/2025	0.93%
Kinder Morgan, Inc., 4.30%, 06/01/2025	0.93%
Crown Castle, Inc., 4.94%, 05/01/2025	0.90%
Conagra Brands, Inc., 5.07%, 05/19/2025	0.90%
Brunswick Corp., 5.06%-5.11%, 05/01/2025	0.75%
Eversource Energy, 4.83%, 05/12/2025	0.72%
Sonoco Products Co., 5.24%, 05/28/2025	0.72%
Quanta Services, Inc., 4.90%, 05/02/2025	0.70%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
APA Corp., 5.05%, 05/01/2025	1.11%
Jabil, Inc., 5.08%-5.13%, 05/05/2025	1.08%
Boston Properties L.P., 4.69%, 06/02/2025	0.93%
Kinder Morgan, Inc., 4.30%, 06/01/2025	0.93%
Crown Castle, Inc., 4.94%, 05/01/2025	0.90%
Conagra Brands, Inc., 5.07%, 05/19/2025	0.90%
Brunswick Corp., 5.06%-5.11%, 05/01/2025	0.75%
Eversource Energy, 4.83%, 05/12/2025	0.72%
Sonoco Products Co., 5.24%, 05/28/2025	0.72%
Quanta Services, Inc., 4.90%, 05/02/2025	0.70%
* Excluding money market fund holdings, if any.

C000197600 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Total Return Bond ETF
Class Name	Invesco Total Return Bond ETF
Trading Symbol	GTO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Total Return Bond ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Total Return Bond ETF	$13	0.25%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[6],[7]
Net Assets	$ 1,887,146,731
Holdings Count | Holding	1,275
Investment Company Portfolio Turnover	308.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,887,146,731
Total number of portfolio holdings	1,275
Portfolio turnover rate	308%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.28%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	4.17%
U.S. Treasury Notes, 3.88%, 04/30/2030	3.49%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 06/01/2055	3.45%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.77%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	2.69%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	2.64%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 05/01/2055	2.56%
U.S. Treasury Notes, 3.75%, 04/30/2027	2.33%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.28%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	4.17%
U.S. Treasury Notes, 3.88%, 04/30/2030	3.49%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 06/01/2055	3.45%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.77%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	2.69%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	2.64%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 05/01/2055	2.56%
U.S. Treasury Notes, 3.75%, 04/30/2027	2.33%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.77%
* Excluding money market fund holdings, if any.

C000218086 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Bond Factor ETF
Class Name	Invesco High Yield Bond Factor ETF
Trading Symbol	IHYF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Bond Factor ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Bond Factor ETF	$19	0.39%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[8]
Net Assets	$ 45,298,868
Holdings Count | Holding	308
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$45,298,868
Total number of portfolio holdings	308
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027	0.94%
Viasat, Inc., 5.63%, 04/15/2027	0.91%
Churchill Downs, Inc., 5.50%, 04/01/2027	0.87%
Venture Global LNG, Inc., 8.13%, 06/01/2028	0.87%
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028	0.82%
Paramount Global, 6.38%, 03/30/2062	0.81%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	0.78%
Bombardier, Inc., 6.00%, 02/15/2028	0.72%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051	0.70%
Noble Finance II LLC, 8.00%, 04/15/2030	0.69%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027	0.94%
Viasat, Inc., 5.63%, 04/15/2027	0.91%
Churchill Downs, Inc., 5.50%, 04/01/2027	0.87%
Venture Global LNG, Inc., 8.13%, 06/01/2028	0.87%
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028	0.82%
Paramount Global, 6.38%, 03/30/2062	0.81%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	0.78%
Bombardier, Inc., 6.00%, 02/15/2028	0.72%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051	0.70%
Noble Finance II LLC, 8.00%, 04/15/2030	0.69%
* Excluding money market fund holdings, if any.

C000222994 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Assets ESG ETF
Class Name	Invesco Real Assets ESG ETF
Trading Symbol	IVRA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Assets ESG ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Assets ESG ETF	$30	0.59%
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[9]
Net Assets	$ 12,228,692
Holdings Count | Holding	54
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$12,228,692
Total number of portfolio holdings	54
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Prologis, Inc.	5.32%
American Tower Corp.	4.85%
Sempra	4.49%
Equinix, Inc.	4.14%
Cheniere Energy, Inc.	4.03%
ONEOK, Inc.	3.69%
Welltower, Inc.	3.60%
Williams Cos., Inc. (The)	3.45%
Kinder Morgan, Inc.	3.39%
Targa Resources Corp.	3.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Prologis, Inc.	5.32%
American Tower Corp.	4.85%
Sempra	4.49%
Equinix, Inc.	4.14%
Cheniere Energy, Inc.	4.03%
ONEOK, Inc.	3.69%
Welltower, Inc.	3.60%
Williams Cos., Inc. (The)	3.45%
Kinder Morgan, Inc.	3.39%
Targa Resources Corp.	3.21%
* Excluding money market fund holdings, if any.

C000239743 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AAA CLO Floating Rate Note ETF
Class Name	Invesco AAA CLO Floating Rate Note ETF
Trading Symbol	ICLO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco AAA CLO Floating Rate Note ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AAA CLO Floating Rate Note ETF	$10	0.19%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[10]
Net Assets	$ 304,432,594
Holdings Count | Holding	144
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$304,432,594
Total number of portfolio holdings	144
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Signal Peak CLO 11 Ltd., Series 2024-11A, Class A1, 5.72%, 07/18/2037	3.19%
Park Blue CLO Ltd., Series 2022-1A, Class A1R, 5.69%, 10/20/2037	2.10%
GoldenTree Loan Management US CLO 9 Ltd., Series 2021-9A, Class AR, 5.77%, 04/20/2037	2.07%
Cedar Funding IX CLO Ltd., Series 2018-9A, Class AR, 5.69%, 07/20/2037	1.97%
Elmwood CLO III Ltd., Series 2019-3A, Class A1RR, 5.65%, 07/18/2037	1.97%
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 5.79%, 04/15/2037	1.76%
CIFC Funding Ltd., Series 2023-2A, Class A, 6.02%, 01/21/2037	1.65%
TICP CLO VII Ltd., Series 2017-7A, Class ASR2, 5.56%, 04/15/2033	1.64%
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class AR, 5.64%, 10/15/2037	1.64%
Palmer Square CLO 2023-1 Ltd., Series 2023-1A, Class AR, 5.52%, 01/20/2038	1.64%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Signal Peak CLO 11 Ltd., Series 2024-11A, Class A1, 5.72%, 07/18/2037	3.19%
Park Blue CLO Ltd., Series 2022-1A, Class A1R, 5.69%, 10/20/2037	2.10%
GoldenTree Loan Management US CLO 9 Ltd., Series 2021-9A, Class AR, 5.77%, 04/20/2037	2.07%
Cedar Funding IX CLO Ltd., Series 2018-9A, Class AR, 5.69%, 07/20/2037	1.97%
Elmwood CLO III Ltd., Series 2019-3A, Class A1RR, 5.65%, 07/18/2037	1.97%
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 5.79%, 04/15/2037	1.76%
CIFC Funding Ltd., Series 2023-2A, Class A, 6.02%, 01/21/2037	1.65%
TICP CLO VII Ltd., Series 2017-7A, Class ASR2, 5.56%, 04/15/2033	1.64%
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class AR, 5.64%, 10/15/2037	1.64%
Palmer Square CLO 2023-1 Ltd., Series 2023-1A, Class AR, 5.52%, 01/20/2038	1.64%
* Excluding money market fund holdings, if any.

C000239744 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Select ETF
Class Name	Invesco High Yield Select ETF
Trading Symbol	HIYS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Select ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Select ETF	$22	0.44%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[11],[12]
Net Assets	$ 7,755,873
Holdings Count | Holding	167
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$7,755,873
Total number of portfolio holdings	167
Portfolio turnover rate	87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Iliad Holding S.A.S.U., 8.50%, 04/15/2031	2.72%
Studio City Finance Ltd., 5.00%, 01/15/2029	2.27%
Eutelsat S.A., 9.75%, 04/13/2029	1.49%
Aircastle Ltd., 5.25%	1.48%
VMED O2 UK Financing I PLC, 3.25%, 01/31/2031	1.36%
GFL Environmental, Inc., 4.00%, 08/01/2028	1.19%
Tenet Healthcare Corp., 6.75%, 05/15/2031	1.19%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028	1.17%
Vodafone Group PLC, 4.13%, 06/04/2081	1.16%
GGAM Finance Ltd., 6.88%, 04/15/2029	1.15%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Iliad Holding S.A.S.U., 8.50%, 04/15/2031	2.72%
Studio City Finance Ltd., 5.00%, 01/15/2029	2.27%
Eutelsat S.A., 9.75%, 04/13/2029	1.49%
Aircastle Ltd., 5.25%	1.48%
VMED O2 UK Financing I PLC, 3.25%, 01/31/2031	1.36%
GFL Environmental, Inc., 4.00%, 08/01/2028	1.19%
Tenet Healthcare Corp., 6.75%, 05/15/2031	1.19%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028	1.17%
Vodafone Group PLC, 4.13%, 06/04/2081	1.16%
GGAM Finance Ltd., 6.88%, 04/15/2029	1.15%
* Excluding money market fund holdings, if any.

C000239745 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester High Yield Municipal ETF
Class Name	Invesco Rochester High Yield Municipal ETF
Trading Symbol	IROC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester High Yield Municipal ETF (the “Fund”), formerly Invesco Municipal Strategic Income ETF, for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester High Yield Municipal ETF	$19	0.39%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[13]
Net Assets	$ 30,056,046
Holdings Count | Holding	64
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$30,056,046
Total number of portfolio holdings	64
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2023, RB, 6.00%, 04/01/2035	3.63%
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay), Series 2023 B-3, RB, 5.38%, 09/01/2029	3.35%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB, 5.75%, 09/01/2064	2.59%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB, 5.25%, 07/01/2039	2.49%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB, 5.00%, 05/01/2033	1.83%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB, 5.50%, 06/30/2038	1.77%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB, 4.00%, 12/01/2032	1.75%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	1.75%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.74%
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.), Series 2023, RB, 5.00%, 07/01/2038	1.72%
* Excluding money market fund holdings, if any.
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2023, RB, 6.00%, 04/01/2035	3.63%
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay), Series 2023 B-3, RB, 5.38%, 09/01/2029	3.35%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB, 5.75%, 09/01/2064	2.59%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB, 5.25%, 07/01/2039	2.49%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB, 5.00%, 05/01/2033	1.83%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB, 5.50%, 06/30/2038	1.77%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB, 4.00%, 12/01/2032	1.75%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	1.75%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.74%
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.), Series 2023, RB, 5.00%, 07/01/2038	1.72%
* Excluding money market fund holdings, if any.

C000239746 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Total Return Bond ETF
Class Name	Invesco Short Duration Total Return Bond ETF
Trading Symbol	GTOS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration Total Return Bond ETF (the “Fund”), formerly Invesco Short Duration Bond ETF, for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Total Return Bond ETF	$17	0.33%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[14]
Net Assets	$ 9,980,509
Holdings Count | Holding	283
Investment Company Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$9,980,509
Total number of portfolio holdings	283
Portfolio turnover rate	182%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.85%
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	2.57%
U.S. Treasury Notes, 3.88%, 04/30/2030	2.37%
NatWest Group PLC, 7.47%, 11/10/2026	2.03%
Barclays PLC, 7.33%, 11/02/2026	2.03%
Ford Motor Credit Co. LLC, 7.32%, 03/06/2026	2.02%
UBS AG, 5.80%, 09/11/2025	2.01%
U.S. Treasury Notes, 3.75%, 04/15/2028	1.68%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 01/15/2027	1.54%
Protective Life Global Funding, 5.37%, 01/06/2026	1.51%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.85%
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	2.57%
U.S. Treasury Notes, 3.88%, 04/30/2030	2.37%
NatWest Group PLC, 7.47%, 11/10/2026	2.03%
Barclays PLC, 7.33%, 11/02/2026	2.03%
Ford Motor Credit Co. LLC, 7.32%, 03/06/2026	2.02%
UBS AG, 5.80%, 09/11/2025	2.01%
U.S. Treasury Notes, 3.75%, 04/15/2028	1.68%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 01/15/2027	1.54%
Protective Life Global Funding, 5.37%, 01/06/2026	1.51%
* Excluding money market fund holdings, if any.

C000250918 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco QQQ Income Advantage ETF
Class Name	Invesco QQQ Income Advantage ETF
Trading Symbol	QQA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco QQQ Income Advantage ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco QQQ Income Advantage ETF	$0	0.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[15],[16]
Net Assets	$ 209,275,038
Holdings Count | Holding	121
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$209,275,038
Total number of portfolio holdings	121
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	6.82%
Microsoft Corp.	6.27%
NVIDIA Corp.	5.68%
Amazon.com, Inc.	4.17%
Broadcom, Inc.	3.19%
Meta Platforms, Inc., Class A	2.57%
Netflix, Inc.	2.54%
Costco Wholesale Corp.	2.31%
Tesla, Inc.	2.19%
Alphabet, Inc., Class A	1.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	6.82%
Microsoft Corp.	6.27%
NVIDIA Corp.	5.68%
Amazon.com, Inc.	4.17%
Broadcom, Inc.	3.19%
Meta Platforms, Inc., Class A	2.57%
Netflix, Inc.	2.54%
Costco Wholesale Corp.	2.31%
Tesla, Inc.	2.19%
Alphabet, Inc., Class A	1.98%
* Excluding money market fund holdings, if any.

C000250919 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Equal Weight Income Advantage ETF
Class Name	Invesco S&P 500 Equal Weight Income Advantage ETF
Trading Symbol	RSPA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 Equal Weight Income Advantage ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Equal Weight Income Advantage ETF	$0	0.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[17],[18]
Net Assets	$ 296,923,663
Holdings Count | Holding	523
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$296,923,663
Total number of portfolio holdings	523
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
UBS AG (Invesco S&P 500 Equal Weight ETF)	0.51%
Mizuho Markets Cayman L.P. (Invesco S&P 500 Equal Weight ETF)	0.43%
BNP Paribas Issuance B.V. (Invesco S&P 500 Equal Weight ETF)	0.37%
J.P. Morgan Chase & Co. (Invesco S&P 500 Equal Weight ETF)	0.36%
Mizuho Markets Cayman L.P. (Invesco S&P 500 Equal Weight ETF)	0.35%
Wells Fargo Bank N.A. (Invesco S&P 500 Equal Weight ETF)	0.31%
BNP Paribas Issuance B.V. (Invesco S&P 500 Equal Weight ETF)	0.31%
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF)	0.26%
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF)	0.26%
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF)	0.26%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
UBS AG (Invesco S&P 500 Equal Weight ETF)	0.51%
Mizuho Markets Cayman L.P. (Invesco S&P 500 Equal Weight ETF)	0.43%
BNP Paribas Issuance B.V. (Invesco S&P 500 Equal Weight ETF)	0.37%
J.P. Morgan Chase & Co. (Invesco S&P 500 Equal Weight ETF)	0.36%
Mizuho Markets Cayman L.P. (Invesco S&P 500 Equal Weight ETF)	0.35%
Wells Fargo Bank N.A. (Invesco S&P 500 Equal Weight ETF)	0.31%
BNP Paribas Issuance B.V. (Invesco S&P 500 Equal Weight ETF)	0.31%
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF)	0.26%
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF)	0.26%
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF)	0.26%
* Excluding money market fund holdings, if any.

C000251085 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI EAFE Income Advantage ETF
Class Name	Invesco MSCI EAFE Income Advantage ETF
Trading Symbol	EFAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI EAFE Income Advantage ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI EAFE Income Advantage ETF	$0	0.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[19],[20]
Net Assets	$ 136,592,755
Holdings Count | Holding	713
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$136,592,755
Total number of portfolio holdings	713
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
SAP SE	1.32%
Nestle S.A.	1.20%
ASML Holding N.V.	1.14%
Roche Holding AG	0.99%
Novartis AG	0.97%
AstraZeneca PLC	0.96%
Novo Nordisk A/S, Class B	0.93%
HSBC Holdings PLC	0.86%
Shell PLC	0.85%
Toyota Motor Corp.	0.78%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
SAP SE	1.32%
Nestle S.A.	1.20%
ASML Holding N.V.	1.14%
Roche Holding AG	0.99%
Novartis AG	0.97%
AstraZeneca PLC	0.96%
Novo Nordisk A/S, Class B	0.93%
HSBC Holdings PLC	0.86%
Shell PLC	0.85%
Toyota Motor Corp.	0.78%
* Excluding money market fund holdings, if any.

C000255210 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Top QQQ ETF
Class Name	Invesco Top QQQ ETF
Trading Symbol	QBIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Top QQQ ETF (the “Fund”) for the period December 2, 2024 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Top QQQ ETF	$9	0.23%†
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 9	[21]
Expense Ratio, Percent	0.23%	[22],[23]
Net Assets	$ 22,734,617
Holdings Count | Holding	13
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$22,734,617
Total number of portfolio holdings	13
Portfolio turnover rate	81%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	7.63%
Microsoft Corp.	7.02%
NVIDIA Corp.	6.35%
Amazon.com, Inc.	4.67%
Broadcom, Inc.	3.57%
Meta Platforms, Inc., Class A	2.88%
Tesla, Inc.	2.45%
Alphabet, Inc., Class A	2.21%
Alphabet, Inc., Class C	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	7.63%
Microsoft Corp.	7.02%
NVIDIA Corp.	6.35%
Amazon.com, Inc.	4.67%
Broadcom, Inc.	3.57%
Meta Platforms, Inc., Class A	2.88%
Tesla, Inc.	2.45%
Alphabet, Inc., Class A	2.21%
Alphabet, Inc., Class C	2.11%
* Excluding money market fund holdings, if any.

C000257059 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP & Energy Infrastructure ETF
Class Name	Invesco SteelPath MLP & Energy Infrastructure ETF
Trading Symbol	PIPE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP & Energy Infrastructure ETF (the “Fund”) for the period February 18, 2025 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP & Energy Infrastructure ETF	$14	0.75%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 14	[24]
Expense Ratio, Percent	0.75%	[25]
Net Assets	$ 15,249,479
Holdings Count | Holding	26
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$15,249,479
Total number of portfolio holdings	26
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Williams Cos., Inc. (The)	6.47%
Targa Resources Corp.	6.46%
TC Energy Corp.	5.79%
Plains GP Holdings L.P., Class A	5.51%
ONEOK, Inc.	5.33%
Cheniere Energy, Inc.	5.20%
Pembina Pipeline Corp.	4.88%
Enbridge, Inc.	4.87%
South Bow Corp.	4.81%
Kinder Morgan, Inc.	4.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Williams Cos., Inc. (The)	6.47%
Targa Resources Corp.	6.46%
TC Energy Corp.	5.79%
Plains GP Holdings L.P., Class A	5.51%
ONEOK, Inc.	5.33%
Cheniere Energy, Inc.	5.20%
Pembina Pipeline Corp.	4.88%
Enbridge, Inc.	4.87%
South Bow Corp.	4.81%
Kinder Morgan, Inc.	4.71%
* Excluding money market fund holdings, if any.

C000258361 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Managed Futures Strategy ETF
Class Name	Invesco Managed Futures Strategy ETF
Trading Symbol	IMF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Managed Futures Strategy ETF (the “Fund”) for the period March 17, 2025 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Managed Futures Strategy ETF	$6	0.50%†
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 6	[26]
Expense Ratio, Percent	0.50%	[27],[28]
Net Assets	$ 305,924,514
Holdings Count | Holding	52
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$305,924,514
Total number of portfolio holdings	52

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Futures exposure*
(% of total notional exposure)
Commodity Risk (Long)	6.4%
Commodity Risk (Short)	12.1%
Currency Risk (Long)	17.4%
Currency Risk (Short)	3.1%
Equity Risk (Long)	13.9%
Equity Risk (Short)	4.7%
Interest Rate Risk (Long)	29.9%
Interest Rate Risk (Short)	12.5%
* Futures exposure is calculated on the notional value as a percentage of total notional exposure.
Security type allocation
(% of net assets)

[1]	Annualized.
[2]	Annualized.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[17]	Annualized.
[18]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[19]	Annualized.
[20]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[21]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[22]	Annualized.
[23]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[24]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[25]	Annualized.
[26]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[27]	Annualized.
[28]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.